Segment information	12 Months Ended
Dec. 31, 2021
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and until December 31, 2021, served its clients through three regionally focused divisions: Swiss Universal Bank, International Wealth Management and Asia Pacific. These regional businesses were supported by our Asset Management and Investment Bank divisions.
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” for further information on the Group’s divisional reorganization effective January 1, 2022.
The segment information reflects the Group’s reportable segments and the Corporate Center as of December 31, 2021, which were managed and reported on a pre-tax basis, as follows:
■ The Swiss Universal Bank division offered comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients primarily domiciled in the Group’s home market Switzerland. The Private Clients business had a leading franchise in the Group’s home market and served ultra-high-net-worth individual, high-net-worth individual, affluent and retail clients. The Corporate & Institutional Clients business served large corporate clients, small and medium-sized enterprises, institutional clients, external asset managers, financial institutions and commodity traders.
■ The International Wealth Management division through its Private Banking business offered comprehensive advisory services and tailored investment and financing solutions to wealthy private clients and external asset managers in Europe, the Middle East, Africa and Latin America. Effective April 1, 2021, the Asset Management business was separated from the International Wealth Management division and managed as a new division of the Group. Prior periods were restated to conform to this presentation.
■ The Asia Pacific division delivered an integrated wealth management, financing, underwriting and advisory offering to our target ultra-high-net-worth, entrepreneur and corporate clients. We provided a comprehensive suite of wealth management products and services to our clients in Asia Pacific and provided a broad range of advisory services related to debt and equity underwriting of public offerings and private placements as well as mergers and acquisitions (M&A). Our close collaboration with the Investment Bank supported and enabled our wealth management activities in the region through the delivery of holistic, innovative products and tailored advice.
■ The Asset Management business offered investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations and individuals, with a strong presence in our Swiss home market. Backed by the Group’s global presence, Asset Management offered active and passive solutions in traditional investments as well as alternative investments.
■ The Investment Bank division delivered client-centric sales and trading products, services and solutions across all asset classes and regions as well as advisory, underwriting and financing services. Our range of products and services included global securities sales, trading and execution, prime brokerage, capital raising and comprehensive corporate advisory services. Additionally, our GTS platform provided centralized trading and sales services to the Group’s other business divisions. Our clients included financial institutions and sponsors, corporations, governments, ultra-high-net-worth individuals, sovereigns and institutional investors.
Corporate Center included parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses and revenues that had not been allocated to the segments. In addition, the Corporate Center included consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.
Effective August 1, 2020 the Group created a single, globally-integrated Investment Bank division through the combination of its former Global Markets, Investment Banking & Capital Markets and Asia Pacific – Markets businesses to achieve critical scale. The Group also revised its allocations for corporate functions and funding costs to align to this organizational structure.
Revenue sharing and cost allocation
Responsibility for each product is allocated to a specific segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis. The aim of revenue-sharing and service level agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal, compliance, risk management and IT are provided by corporate functions, and the related costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.
Funding
The Group centrally manages its funding activities. New instruments for funding and capital purposes are primarily issued by Credit Suisse Group AG and are passed on to Credit Suisse AG, the direct bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.
Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate funding costs to its businesses in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Group’s businesses are also credited to the extent they provide long-term stable funding.
Net revenues and income/(loss) before taxes
in	2021	2020	2019
Net revenues (CHF million)
Swiss Universal Bank	5,801	5,615	5,905
International Wealth Management	3,462	3,747	4,181
Asia Pacific	3,242	3,155	3,029
Asset Management	1,456	1,090	1,635
Investment Bank	8,888	9,098	8,161
Corporate Center	(153)	(316)	(427)
Net revenues	22,696	22,389	22,484
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,729	2,104	2,573
International Wealth Management	976	1,091	1,586
Asia Pacific	994	828	922
Asset Management	300	(39)	479
Investment Bank	(3,703)	1,655	1,026
Corporate Center	(1,896)	(2,172)	(1,866)
Income/(loss) before taxes	(600)	3,467	4,720
Total assets
end of	2021	2020
Total assets (CHF million)
Swiss Universal Bank	263,797	261,465
International Wealth Management	88,715	91,503
Asia Pacific	67,395	67,356
Asset Management	3,393	3,703
Investment Bank	211,802	271,976
Corporate Center	120,731	122,962
Total assets	755,833	818,965
Net revenues and income/(loss) before taxes by geographical location
in	2021	2020	2019
Net revenues (CHF million)
Switzerland	7,285	7,719	8,434
EMEA	3,524	3,885	1,962
Americas	8,827	7,614	9,103
Asia Pacific	3,060	3,171	2,985
Net revenues	22,696	22,389	22,484
Income/(loss) before taxes (CHF million)
Switzerland	257	1,770	2,985
EMEA	(4,929)	(124)	(1,786)
Americas	3,781	1,577	3,409
Asia Pacific	291	244	112
Income/(loss) before taxes	(600)	3,467	4,720
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2021	2020
Total assets (CHF million)
Switzerland	256,261	262,034
EMEA	163,659	159,661
Americas	249,656	300,762
Asia Pacific	86,257	96,508
Total assets	755,833	818,965
The designation of total assets by region is based upon customer domicile.

Bank
Segment information
4 Segment information
For the purposes of the presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) before taxes
in	2021	2020	2019
Net revenues (CHF million)
Swiss Universal Bank	5,801	5,615	5,905
International Wealth Management	3,462	3,747	4,181
Asia Pacific	3,242	3,155	3,029
Asset Management	1,456	1,090	1,635
Investment Bank	8,888	9,098	8,161
Adjustments [1]	193	(202)	(225)
Net revenues	23,042	22,503	22,686
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,729	2,104	2,573
International Wealth Management	976	1,091	1,586
Asia Pacific	994	828	922
Asset Management	300	(39)	479
Investment Bank	(3,703)	1,655	1,026
Adjustments [1]	(1,387)	(2,428)	(2,193)
Income/(loss) before taxes	(91)	3,211	4,393
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	2021	2020
Total assets (CHF million)
Swiss Universal Bank	263,797	261,465
International Wealth Management	88,715	91,503
Asia Pacific	67,395	67,356
Asset Management	3,393	3,703
Investment Bank	211,802	271,976
Adjustments [1]	124,112	126,828
Total assets	759,214	822,831
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Net revenues and income/(loss) before taxes by geographical location
in	2021	2020	2019
Net revenues (CHF million)
Switzerland	8,382	8,659	9,239
EMEA	2,916	3,162	1,244
Americas	8,896	7,765	9,253
Asia Pacific	2,848	2,917	2,950
Net revenues	23,042	22,503	22,686
Income/(loss) before taxes (CHF million)
Switzerland	1,659	2,477	3,259
EMEA	(5,554)	(847)	(2,574)
Americas	3,574	1,419	3,348
Asia Pacific	230	162	360
Income/(loss) before taxes	(91)	3,211	4,393
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2021	2020
Total assets (CHF million)
Switzerland	259,874	266,095
EMEA	163,539	159,465
Americas	249,680	300,783
Asia Pacific	86,121	96,488
Total assets	759,214	822,831
The designation of total assets by region is based upon customer domicile.